Related Party Transactions - Schedule of Transactions With Related Parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Guangzhou Tianlang Network Technology Co Ltd
Related Party Transaction [Line Items]
Services provided to related party	¥ 400	$ 58	¥ 100	¥ 0